CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015	[1]
Current assets
Cash and cash equivalents	$ 1,368,000,000	$ 1,044,000,000	[2]
Restricted cash	75,000,000	50,000,000
Marketable securities	110,000,000	96,000,000
Accounts receivables, net	462,000,000	718,000,000
Amount due from related parties - current	376,000,000	639,000,000
Other current assets	495,000,000	395,000,000
Total current assets	2,886,000,000	2,942,000,000
Non-current assets
Investment in associated companies	2,168,000,000	2,592,000,000
Marketable securities	0	195,000,000
Newbuildings	1,531,000,000	1,479,000,000
Drilling units	14,276,000,000	14,930,000,000
Restricted cash	0	198,000,000
Deferred tax assets	12,000,000	81,000,000
Equipment	41,000,000	46,000,000
Amount due from related parties - non-current	523,000,000	517,000,000
Assets held for sale - non-current	128,000,000	128,000,000
Other non-current assets	101,000,000	331,000,000
Total non-current assets	18,780,000,000	20,497,000,000
Total assets	21,666,000,000	23,439,000,000
Current liabilities
Current portion of long-term debt	3,195,000,000	1,489,000,000
Trade accounts payable	93,000,000	141,000,000
Amounts due to related parties - current	83,000,000	152,000,000
Other current liabilities	1,352,000,000	1,560,000,000
Total current liabilities	4,723,000,000	3,342,000,000
Non-current liabilities
Long-term debt	6,319,000,000	9,054,000,000
Long-term debt due to related parties	330,000,000	438,000,000
Deferred tax liabilities	112,000,000	136,000,000
Other non-current liabilities	119,000,000	401,000,000
Total non-current liabilities	6,880,000,000	10,029,000,000
Commitments and contingencies	0	0
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 504,444,280 outstanding at December 31, 2016 (December 31, 2015, 492,759,940)	1,008,000,000	985,000,000
Additional paid in capital	3,306,000,000	3,275,000,000
Contributed surplus	1,956,000,000	1,956,000,000
Accumulated other comprehensive loss	53,000,000	(142,000,000)
Retained earnings	3,198,000,000	3,379,000,000
Total Shareholder’s equity	9,521,000,000	9,453,000,000
Non-controlling interest	542,000,000	615,000,000
Total equity	10,063,000,000	10,068,000,000
Total liabilities and equity	$ 21,666,000,000	$ 23,439,000,000

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"